This is filed pursuant to Rule 497(e).
File Nos. 2-79807 and 811-03586.



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                                                        ALLIANCE MUNICIPAL TRUST
                                                        ------------------------

Supplement dated September 4, 2003 to the Prospectus of Alliance Municipal Trust (the "Fund") dated November 1, 2002.

This Supplement supersedes certain information contained in the Prospectus relating to the North Carolina Portfolio.

Effective October 1, 2003, the Fund will cease offering shares of the North Carolina Portfolio.

You should retain this Supplement with your Prospectus for future reference.






00250.0185 #426573